UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21073

Bragg Capital Trust
(Exact name of registrant as specified in charter)

1031 South Caldwell Street, Suite 200
Charlotte, NC  28203

(Address of principal executive offices) (Zip code)

1031 South Caldwell Street, Suite 200
Charlotte, NC  28203

(Name and address of agent for service)

Copies to:
Tanya L. Goins
Thompson Hine LLP
1919 M Street, NW, Suite 700
Washington DC 20036

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: May 31, 2014

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

ANNUAL REPORT

Queens Road Value Fund
Queens Road Small Cap Value Fund

Each a series of
Bragg Capital Trust

May 31, 2014

QUEENS ROAD FUNDS

Table of Contents

Shareholder Letter	2
Manager’s Commentary	3

Performance Illustration	5
Graphical Illustration	7

Schedules of Investments
Queens Road Value Fund	8
Queens Road Small Cap Value Fund	10

Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15

Notes to Financial Statements	17

Report of Independent Registered Public Accounting Firm	22

Expense Illustration	23

Additional Information	24

Trustee Information	25

QUEENS ROAD FUNDS SHAREHOLDER LETTER May 31, 2014 (Unaudited)

Market and Economic Update

According to recent research by Charles Schwab, it has been almost 1,000 days since the last market decline of 10% or more (measured by the S&P500). The current rally of over 78% represents the fifth longest of all time, just behind the period from 1984 to 1987. But it’s well short of the longest rally of all time, which was 233% from October 1990 through October 1997. Now, we’re not predicting a major correction in the near future; for all we know the market could continue this streak for months or even years. But history says we’re due for a pullback and we think it makes sense to be prepared. How do we prepare? As we’ve often said, by not making a drastic move in the portfolio. As esteemed money manager, Peter Lynch once said, “Far more money has been lost by investors trying to anticipate corrections than has ever been lost in corrections themselves.”

Perhaps the biggest surprise so far in 2014 is the strength of bonds. While the “experts” warned of higher interest rates and falling bond prices, the opposite happened. Rates fell and prices rose. Revised government reports showed that economic growth in the first quarter was actually down 2.9%, a large contraction, blamed mostly but not entirely, on the long and very cold winter. GDP was likely much stronger in the second quarter but economic data has been mixed for sure. On the bright side, the unemployment rate continues to show modest gains. In addition to the good news on the labor front, other positives include continued strength in manufacturing activity, auto sales, and moderately higher consumer sentiment which will hopefully translate into growing consumption.

On the negative side, housing continues to be sluggish and inflation readings have ticked up slightly. The inflation numbers are definitely something to watch. As we have discussed before, aggressive monetary policies have the Fed walking a tightrope. Through its bond buying program (Quantitative Easing) it has pumped trillions of dollars into the financial system. It is currently in the process of gradually reducing (tapering) the amount of those purchases from $85 billion per month at the peak last year, to zero, hopefully, by October of this year. That is the plan anyway. The Fed has left the door open to change that plan depending on what the economy does. I describe it as a tightrope because if the Fed leaves the monetary stimulus in the system too long, it risks creating inflation. If it pulls the stimulus out too soon or too fast it risks slowing the economy and pushing us into recession. It indeed is the 800 lb. gorilla that market watchers are concerned about. The US is not alone in this aggressive policy. Japan’s Central Bank and the European Central Bank each are engaged in similar monetary schemes in an effort to stimulate growth in their fragile, indebted economies. The combined economies of the US, Japan and the EU represent over half of global GDP so this is a grand experiment and history makes it clear that it’s no simple matter to get this right (see Japan 1989-2014).

Whenever you read or hear about the recent global phenomenon of unprecedented aggressive monetary policy you certainly come away with the question, “How does this end and how do I invest in this environment?” We think the answer is that we should invest as we always do. We encourage our investors to maintain a diversified portfolio of investments with broad exposure and a value emphasis.

Importantly, over the long term, ownership of common stocks has been a far better investment than government bonds, corporate bonds, gold or other precious metals, and oil or other commodities. This is because share ownership represents ownership of a productive asset. As owners of companies, we’re able to harness the power of human ingenuity. When we look back twenty years from now, we will likely be amazed at the changes that have taken place in the world. The things on which we are focused today are likely to seem distant and even insignificant. Knowing this doesn’t make today’s problems unimportant or less difficult, but it does remind us that in the future, as in all of human history, man will make progress. This is good news for investors, especially those who have ownership positions in leading corporations that are poised to participate in that progress.

We appreciate the confidence you place in us to invest your capital wisely. We stand beside you as investors in our funds and are confident in the investments we hold. If you have any questions about our philosophy or process please feel free to contact us.

Sincerely,

Benton Bragg, CFA	Steven Scruggs, CFA
Chairman	President

QUEENS ROAD FUNDS MANAGER’S COMMENTARY May 31, 2014 (Unaudited)

For the fiscal year ending May 31, 2014, the Queens Road Value Fund returned 15.69% compared to an annual return of 18.43% for the S&P500 Citigroup Value Index.

Investments that Helped Performance

General Dynamics (2.56% of the Fund) rose 53% during fiscal 2014. One of the world’s largest defense contractors and the manufacturer of Gulfstream jets, General Dynamics offers diverse products and services primarily in aerospace and defense and maintains a substantial backlog providing near-term visibility. The company has generated healthy free cash flow and has used it wisely, through smart capital expenditures, acquisitions and distributions to shareholders. While defense spending will face pressure in the future, the company’s unique position in those markets, as well as increased demand for corporate jets, positions it for continued profit growth.

Constellation Brands (2.28% of the Fund) was up 58% for fiscal 2014. Constellation is a maker, importer and distributor of wine, beer and distilled spirits and is the third-largest beer company in the U.S. With a portfolio that includes such brands as Clos du Bois, Robert Mondavi and Corona, the company sells across all categories and most segments, but maintains a focus on higher-end segments which tend to have higher margins. We are pleased with management’s strategic execution.

Investments that Hurt Performance

Staples (1.37% of the Fund) was down 25% over the last 12 months. The world’s leading office supply company has seen revenue continue to decline as gains in on-line market share have not offset declines in its retail business. The company’s current focus is on reducing its retail footprint and continuing to expand online business. Although Staples continues to generate significant free cash and trades at an attractive valuation, it appears to be a company with structural problems. We will most likely divest ourselves of this investment.

Leucadia National (2.00% of the Fund) fell 18% during fiscal 2014. A long-time holding, Leucadia National is often viewed as a smaller version of the more well-known Berkshire Hathaway. With an eclectic group of businesses ranging from securities brokerage and trading to beef packaging, commercial mortgages and lumber, Leucadia is currently in a transition period as the founding partners Ian Cumming and Joseph Steinberg turn over the reins to the current executives. We are watching the company’s performance closely to make sure that we are comfortable that new management, hand-selected by Cumming and Steinberg, will deliver results comparable to the phenomenal results achieved by the founding partners.

For the fiscal year ending May 31, 2014, the Queens Road Small Cap Value Fund returned 15.26% compared to an annual return of 16.87% for the Russell 2000 Value.

Investments that Helped Performance

Synaptics (3.86% of the Fund) was up 65% during fiscal 2014. Synaptics is the market-share leader in touch-based interfaces, the sensors in the screens of smart phones, tablets and other electronic devices. The company manufactures leading product lines and has made recent strategic acquisitions that will increase its potential market several-fold. This year’s outstanding stock performance for Synaptics follows a strong showing last year; accordingly, valuations are starting to get stretched as fundamentals, although very strong, have not kept pace.

Synnex (1.71% of the Fund) rose 63% over the last 12 months. Synnex is a technology distribution company focusing on supply chain management, data center integration and deployment and business process outsourcing services. As the company recently posted its 107th consecutively profitable quarter, we are confident in Synnex’s well-seasoned management. While Synnex continues to digest its 2013 acquisition of IBM’s customer care outsourcing business, we feel positive about our continued investment.

QUEENS ROAD FUNDS MANAGER’S COMMENTARY (Continued) May 31, 2014 (Unaudited)

Investments that Hurt Performance

URS Corp. (1.76% of the Fund) fell 7.1% last year. URS is a professional services provider to a wide range of industries and clients. With expertise in the oil and gas, power, infrastructure, industrial and government sectors, URS maintains a diversified backlog and has returned over $975 million to shareholders since 2008 through dividends and buybacks. We feel last year’s stock performance was unrelated to the fundamentals of the firm and we are confident in the company’s future prospects.

TTM Technologies (1.47% of the Fund) was down 7.1% in fiscal 2014. This long-time holding has continued to disappoint. Unable to increase revenue or margins, management has not rewarded our patience. We are considering selling.

The Fund continues to be invested in a defensive position, holding 21% in cash equivalents. As we compute our estimates of intrinsic value, we are having difficulty finding investments with expected returns large enough to compensate us for the amount of risk we would take investing in them.

QUEENS ROAD FUNDS PERFORMANCE ILLUSTRATION May 31, 2014 (Unaudited)

Queens Road Value Fund

	Average Annual Total Return For the Year Ended May 31, 2014
	Queens Road Value Fund	S&P 500/Citigroup Value Index
Six Month	5.09%	7.27%
1 Year	15.69%	18.43%
3 Year	12.78%	14.65%
5 Year	15.01%	17.93%
10 Year	6.70%	7.35%
Since Inception*	7.83%	7.49%

Gross Annual Operating Expense is 0.96% as disclosed in the most recent Prospectus effective September 28, 2013.

*
The Queens Road Value Fund commenced operations on June 13, 2002. Past performance is not predictive of future performance. The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

The S&P 500/Citigroup Value Index along with its counterpart the S&P 500/Citigroup Growth Index were introduced in December 2005. Previously, these indices were known as the S&P 500/Barra Growth and Value Indices. These Indices are created by dividing the S&P 500 Index based upon seven different factors, four to determine value characteristics and three to determine growth characteristics. The companies are allocated to each index according to their growth or value characteristics, with about one-third being allocated to both the growth and value index. It is not possible to invest directly in the S&P 500/Citigroup Value Index. The S&P 500/Citigroup Growth Index and S&P 500/Citigroup Value Index are the exclusive property of Standards & Poors.

Growth of Assumed $10,000 Investment

This graph illustrates the hypothetical investment of $10,000 in the Fund from May 31, 2004 to May 31, 2014. The Average Annual Total Return table and Growth of Assumed $10,000 Investment graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

QUEENS ROAD FUNDS PERFORMANCE ILLUSTRATION (Continued) May 31, 2014 (Unaudited)

Queens Road Small Cap Value Fund

	Average Annual Total Return For the Year Ended May 31, 2014
	Queens Road Small Cap Value Fund	Russell 2000 Value Index
Six Month	0.72%	1.67%
1 Year	15.26%	16.87%
3 Year	8.21%	12.07%
5 Year	14.11%	18.77%
10 Year	7.95%	8.30%
Since Inception*	10.27%	9.08%

Gross Annual Operating Expenses is 1.28% as disclosed in the most recent Prospectus effective September 28, 2013.

*
The Queens Road Small Cap Value Fund commenced operations on June 13, 2002. Past performance is not predictive of future performance. The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

The Russell 2000 Value Index is a subset of the Russell 2000 Index, which tracks the stocks of small domestic companies, based on total market capitalization. The Russell 2000 Value Index represents those stocks of the Russell 2000 with lower price-to book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

Growth of Assumed $10,000 Investment

This graph illustrates the hypothetical investment of $10,000 in the Fund from May 31, 2004 to May 31, 2014. The Average Annual Total Return table and Growth of Assumed $10,000 Investment graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

QUEENS ROAD FUNDS GRAPHICAL ILLUSTRATION May 31, 2014 (Unaudited)

The following charts provide a visual breakdown of the Funds by the industry sectors that the underlying securities represent as a percentage of the total investments.

Queens Road Value Fund

Queens Road Small Cap Value Fund

QUEENS ROAD VALUE FUND SCHEDULES OF INVESTMENTS As of May 31, 2014

NUMBER OF SHARES		VALUE
	COMMON STOCKS – 84.8%
	AEROSPACE/DEFENSE – 4.6%
8,000	General Dynamics Corp.	$944,960
6,600	United Technologies Corp.	767,052
		1,712,012
	APPAREL – 2.4%
14,000	VF Corp.	882,280

	BANKS – 3.8%
14,500	Bank of New York Mellon Corp.	501,120
9,000	JPMorgan Chase & Co.	500,130
6,000	State Street Corp.	391,620
		1,392,870
	BEVERAGES – 2.3%
10,000	Constellation Brands, Inc., Class A*	841,300
2,880	Crimson Wine Group Ltd.*	25,488
		866,788
	BUILDING MATERIALS – 0.7%
6,380	Fortune Brands Home & Security, Inc.	255,072

	COAL – 0.4%
10,000	Peabody Energy Corp.	161,600

	COMPUTERS – 3.2%
3,500	International Business Machines Corp.	645,260
15,000	NetApp, Inc.	555,150
		1,200,410
	COSMETICS/PERSONAL CARE – 1.9%
8,800	Procter & Gamble Co.	710,952

	DIVERSIFIED FINANCIAL SERVICES – 2.8%
8,000	American Express Co.	732,000
3,900	T. Rowe Price Group, Inc.	317,967
		1,049,967
	ELECTRIC – 5.8%
13,000	American Electric Power Co., Inc.	693,550
8,284	Duke Energy Corp.	588,827
13,000	Exelon Corp.	478,790
8,400	Southern Co.	367,752
		2,128,919
	ELECTRONICS – 1.0%
3,400	Allegion PLC	178,126
4,000	Tyco International Ltd.	174,560
		352,686

NUMBER OF SHARES		VALUE
	ENVIRONMENTAL CONTROL – 1.2%
10,000	Waste Management, Inc.	$446,800

	FOOD – 3.4%
3,000	Kraft Foods Group, Inc.	178,380
9,000	Mondelez International, Inc., Class A	338,580
16,400	Unilever PLC ADR	737,508
		1,254,468
	HEALTHCARE-PRODUCTS – 0.6%
3,162	Covidien PLC	231,174

	HEALTHCARE-SERVICES – 1.3%
4,300	WellPoint, Inc.	465,948

	HOLDING COMPANIES-DIVERSIFIED – 2.0%
28,800	Leucadia National Corp.	738,720

	HOUSEHOLD PRODUCTS/WARES – 3.6%
8,400	Clorox Co.	752,808
5,000	Kimberly-Clark Corp.	561,750
		1,314,558
	INSURANCE – 1.6%
3	Berkshire Hathaway, Inc., Class A*	576,000

	INTERNET – 1.5%
24,000	Symantec Corp.	527,760
297	Yahoo!, Inc.*	10,291
		538,051
	MEDIA – 8.9%
10,490	CBS Corp., Class B	625,309
10,000	DIRECTV*	824,400
11,900	Thomson Reuters Corp.	412,811
5,166	Time Warner, Inc.	360,742
30,500	Twenty-First Century Fox, Inc.	1,080,005
		3,303,267
	MISCELLANEOUS MANUFACTURING – 4.1%
5,100	3M Co.	727,005
2,300	Danaher Corp.	180,389
10,200	Ingersoll-Rand PLC	610,164
		1,517,558
	OIL & GAS – 1.3%
4,700	Exxon Mobil Corp.	472,491

See accompanying Notes to Financial Statements.

QUEENS ROAD VALUE FUND SCHEDULES OF INVESTMENTS (Continued) As of May 31, 2014

NUMBER OF SHARES		VALUE
	PHARMACEUTICALS – 9.4%
5,000	Bristol-Myers Squibb Co.	$248,700
9,000	GlaxoSmithKline PLC ADR	485,460
10,050	Johnson & Johnson	1,019,673
13,820	Merck & Co., Inc.	799,625
31,000	Pfizer, Inc.	918,530
		3,471,988
	RETAIL – 2.5%
4,225	McDonald's Corp.	428,542
45,000	Staples, Inc.	506,250
		934,792
	SEMICONDUCTORS – 1.2%
16,000	Intel Corp.	437,120

	SOFTWARE – 4.1%
11,500	Microsoft Corp.	470,810
25,000	Oracle Corp.	1,050,500
		1,521,310
	TELECOMMUNICATIONS – 9.2%
21,100	AT&T, Inc.	748,417
30,000	Cisco Systems, Inc.	738,600
20,000	Corning, Inc.	426,000
120,000	Nokia OYJ ADR*	975,600
10,000	Verizon Communications, Inc.	499,600
		3,388,217
	TOTAL COMMON STOCKS
	(Cost $19,256,964)	31,326,018

	EXCHANGE-TRADED FUNDS – 1.0%
	COMMODITY FUND – 1.0%
30,000	iShares Gold Trust*	363,900

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $295,770)	363,900

NUMBER OF SHARES		VALUE
	SHORT-TERM INVESTMENTS – 14.1%
5,190,810	Invesco Short Term Investment Prime Portfolio, 0.01%**	$5,190,810

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,190,810)	5,190,810

	TOTAL INVESTMENTS – 99.9%
	(Cost $24,743,544)	36,880,728

	Other Assets in Excess of Liabilities – 0.1%	52,795

	TOTAL NET ASSETS – 100.0%	$36,933,523

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income Producing.

**	Variable rate security; the coupon rate shown represents the yield at May 31, 2014.

See accompanying Notes to Financial Statements.

QUEENS ROAD SMALL CAP VALUE FUND SCHEDULES OF INVESTMENTS As of May 31, 2014

NUMBER OF SHARES		VALUE
	COMMON STOCKS – 77.4%
	AEROSPACE/DEFENSE – 7.2%
20,700	Alliant Techsystems, Inc.	$2,614,203
17,315	Cubic Corp.	842,375
72,789	Ducommun, Inc.*	1,848,112
		5,304,690
	APPAREL – 1.3%
67,026	Delta Apparel, Inc.*	995,336

	AUTO MANUFACTURERS – 3.1%
42,626	Oshkosh Corp.	2,303,935

	COMPUTERS – 9.9%
30,720	Digimarc Corp.	978,739
29,000	DST Systems, Inc.	2,643,350
60,832	Radisys Corp.*	198,313
42,000	Synaptics, Inc.*	2,859,360
28,496	Unisys Corp.*	668,801
		7,348,563
	DISTRIBUTION/WHOLESALE – 4.6%
51,080	Owens & Minor, Inc.	1,771,454
40,555	United Stationers, Inc.	1,615,306
		3,386,760
	DIVERSIFIED FINANCIAL SERVICES – 0.5%
32,980	Janus Capital Group, Inc.	385,206

	ELECTRIC – 0.9%
18,525	MGE Energy, Inc.	695,429

	ELECTRONICS – 8.1%
25,400	Park Electrochemical Corp.	682,244
33,000	Tech Data Corp.*	1,963,830
145,100	TTM Technologies, Inc.*	1,088,250
151,408	Vishay Intertechnology, Inc.	2,259,007
		5,993,331
	ENGINEERING & CONSTRUCTION – 1.8%
28,919	URS Corp.	1,301,355

	ENVIRONMENTAL CONTROL – 3.3%
121,700	Darling Ingredients, Inc.*	2,432,783

	GAS – 5.9%
28,520	New Jersey Resources Corp.	1,568,885
33,900	Piedmont Natural Gas Co., Inc.	1,213,281
11,222	South Jersey Industries, Inc.	645,490
20,000	UGI Corp.	973,400
		4,401,056

NUMBER OF SHARES		VALUE
	HEALTHCARE-PRODUCTS – 4.4%
2,703	Atrion Corp.	$852,526
45,000	STERIS Corp.	2,408,400
		3,260,926
	INSURANCE – 9.5%
15,456	Endurance Specialty Holdings Ltd.	799,385
78,687	Hilltop Holdings, Inc.*	1,632,755
79,895	Horace Mann Educators Corp.	2,333,733
51,800	RLI Corp.	2,310,280
		7,076,153
	MACHINERY-DIVERSIFIED – 4.1%
25,875	Graco, Inc.	1,888,358
41,852	Hurco Cos., Inc.	1,157,626
		3,045,984
	MEDIA – 2.6%
18,061	Meredith Corp.	812,022
35,545	Scholastic Corp.	1,133,175
		1,945,197
	MINING – 0.0%
281	Horsehead Holding Corp.*	4,659

	PHARMACEUTICALS – 0.8%
17,012	Prestige Brands Holdings, Inc.*	581,810

	RETAIL – 1.9%
48,000	Cato Corp., Class A	1,384,320

	SOFTWARE – 2.0%
7,192	CSG Systems International, Inc.	188,934
19,222	SYNNEX Corp.*	1,270,766
		1,459,700
	TELECOMMUNICATIONS – 2.3%
38,400	Plantronics, Inc.	1,741,056

	TEXTILES – 3.2%
23,864	UniFirst Corp.	2,361,343

	TOTAL COMMON STOCKS
	(Cost $34,485,332)	57,409,592

	MUTUAL FUNDS – 1.0%
56,846	Central Fund of Canada Ltd., Class A***	754,915

	TOTAL MUTUAL FUNDS
	(Cost $811,601)	754,915

See accompanying Notes to Financial Statements.

QUEENS ROAD SMALL CAP VALUE FUND SCHEDULES OF INVESTMENTS (Continued) As of May 31, 2014

NUMBER OF SHARES		VALUE
	SHORT-TERM INVESTMENTS – 21.5%
15,996,772	Invesco Short Term Investment Prime Portfolio, 0.01%**	$15,996,772

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,996,772)	15,996,772

	TOTAL INVESTMENTS – 99.9%
	(Cost $51,293,705)	74,161,279

	Other Assets in Excess of Liabilities – 0.1%	51,113

	TOTAL NET ASSETS –100.0%	$74,212,392

*	Non-income Producing.

**	Variable rate security; the coupon rate shown represents the yield at May 31, 2014.

***	Passive foreign investment company.

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS STATEMENTS OF ASSETS AND LIABILITIES As of May 31, 2014

	Value Fund	Small Cap Value Fund
Assets:
Investments, at Value (cost $24,743,544, $51,293,705)	$36,880,728	$74,161,279
Receivables:
Shareholder Subscriptions	—	94,628
Dividends and Interest	82,396	48,764
Total Assets	36,963,124	74,304,671

Liabilities:
Payables:
Shareholder Redemptions	—	15,657
Accrued Advisory Fees (Note 3)	29,601	76,622
Total Liabilities	29,601	92,279

Net Assets	$36,933,523	$74,212,392

Components of Net Assets:
Capital (par value of $0.001 per share with an unlimited number of shares authorized)	$23,521,808	$50,432,647
Accumulated Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	178,684	(181,735)
Accumulated Undistributed Net Realized Gain on Investments	1,095,847	1,093,906
Net Unrealized Appreciation on Investments	12,137,184	22,867,574
Net Assets	$36,933,523	$74,212,392

Shares of Beneficial Interest Issued and Outstanding	1,879,785	3,189,622
Net Asset Value, Offering and Redemption Price Per Share	$19.65	$23.27

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS STATEMENTS OF OPERATIONS For the year ended May 31, 2014

	Value Fund	Small Cap Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $4,720, $142)	$716,815	$894,749
Interest	3,270	10,905
Total investment income	720,085	905,654

Expenses:
Advisory Fees (Note 3)	334,313	899,428
Total Expenses	334,313	899,428
Net Investment Income	385,772	6,226

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	2,801,469	3,492,472
Net Change in Unrealized Appreciation on Investments	1,948,650	6,270,087
Net Realized and Unrealized Gain on Investments	4,750,119	9,762,559

Net Increase in Net Assets from Operations	$5,135,891	$9,768,785

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	Value Fund		Small Cap Value Fund
	For the year ended May 31, 2014	For the year ended May 31, 2013	For the year ended May 31, 2014	For the year ended May 31, 2013
Increase in Net Assets from:
Operations:
Net Investment Income	$385,772	$386,463	$6,226	$199,101
Net Realized Gain (Loss) on Investments	2,801,469	(317,218)	3,492,472	550,414
Net Change in Unrealized Appreciation on Investments	1,948,650	7,443,265	6,270,087	13,670,808
Net Increase in Net Assets from Operations	5,135,891	7,512,510	9,768,785	14,420,323

Distributions to Shareholders From:
Net Investment Income	(348,702)	(429,138)	—	(186,640)
Net Realized Gains	—	—	(2,343,495)	(966,403)
Return of Capital	—	—	—	(4,118)
Net Change in Net Assets from Distributions	(348,702)	(429,138)	(2,343,495)	(1,157,161)

Capital Transactions:
Proceeds from Sale of Shares	2,711,690	2,542,040	13,319,832	16,017,867
Net Asset Value of Shares Issued on Reinvestment of Dividends	203,177	265,618	1,707,798	920,710
Cost of Shares Redeemed	(4,477,371)	(3,184,882)	(27,661,424)	(15,999,868)
Net Increase (Decrease) in Net Assets from Capital Transactions	(1,562,504)	(377,224)	(12,633,794)	938,709

Total Increase (Decrease) in Net Assets	3,224,685	6,706,148	(5,208,504)	14,201,871

Net Assets:
Beginning of Year	33,708,838	27,002,690	79,420,896	65,219,025
End of Year	$36,933,523	$33,708,838	$74,212,392	$79,420,896

Accumulated Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$178,684	$144,590	$(181,735)	$(582,578)

Capital Share Transactions:
Shares Sold	147,988	165,515	583,054	862,022
Shares Issued on Reinvestment of Dividends	10,676	18,156	73,202	50,230
Shares Redeemed	(244,419)	(206,977)	(1,277,039)	(850,893)
Net Increase/(Decrease) in Shares	(85,755)	(23,306)	(620,783)	61,359

See accompanying Notes to Financial Statements.

QUEENS ROAD VALUE FUND FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout each year

	Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010

Net Asset Value, Beginning of Year	$17.15	$13.58	$14.20	$12.05	$10.26

Income from Investment Operations:
Net Investment Income*	0.20	0.20	0.20	0.16	0.13
Net Realized and Unrealized Gain (Loss) on Investments	2.49	3.59	(0.66)	2.11	1.79
Total from Investment Operations	2.69	3.79	(0.46)	2.27	1.92

Less Distributions:
Net Investment Income	(0.19)	(0.22)	(0.16)	(0.12)	(0.13)
Total Distributions	(0.19)	(0.22)	(0.16)	(0.12)	(0.13)

Net Asset Value, End of Year	$19.65	$17.15	$13.58	$14.20	$12.05

Total Return	15.69%	28.19%	(3.28)%	18.92%	18.64%

Ratios and Supplemental Data:
Net Assets, End of Year (in thousands)	$36,934	$33,709	$27,003	$25,831	$17,783
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.29%	1.44%	1.20%	1.08%
Portfolio turnover rate	—%	4%	5%	15%	6%

*	Computed using average shares method.

See accompanying Notes to Financial Statements.

QUEENS ROAD SMALL CAP VALUE FUND FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout each year

	Year Ended May 31, 2014		Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010

Net Asset Value, Beginning of Year	$20.84		$17.40	$20.67	$17.77	$13.94

Income from Investment Operations:
Net Investment Income (Loss)*	0.00	**	0.05	0.00 **	(0.08)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	3.18		3.69	(1.96)	3.57	3.89
Total from Investment Operations	3.18		3.74	(1.96)	3.49	3.83

Less Distributions:
Net Investment Income	—		(0.05)	(0.08)	—	—
Net Realized Gains	(0.75)		(0.25)	(1.23)	(0.59)	—
Return of Capital	—		(0.00)**	—	—	—
Total Distributions	(0.75)		(0.30)	(1.31)	(0.59)	—

Net Asset Value, End of Year	$23.27		$20.84	$17.40	$20.67	$17.77

Total Return	15.26%		21.75%	(9.71)%	19.78%	27.47%

Ratios and Supplemental Data:
Net Assets, End of Year (in thousands)	$74,212		$79,421	$65,219	$56,762	$37,370
Ratio of Expenses to Average Net Assets	1.24%		1.24%	1.24%	1.24%	1.24%
Ratio of Net Investment Income to Average Net Assets	0.01%		0.27%	0.01%	(0.42)%	(0.38)%
Portfolio turnover rate	0	%***	10%	14%	38%	31%

*	Computed using average shares method.

**	Amount is less than $0.005 per share.

***	Amount is less than 0.5%.

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS May 31, 2014

Note 1. Organization

The Queens Road Value Fund and the Queens Road Small Cap Value Fund (individually referred to as the “Value Fund” and “Small Cap Value Fund”, respectively, or collectively as the “Funds”), are managed portfolios of the Bragg Capital Trust (the “Trust”), which are registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Funds’ investment objective is to seek growth of capital. The Funds invest primarily in common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation. The Small Cap Value Fund invests (under normal market conditions), at least 80% of its total assets in small capitalization (less than $3.8 billion market cap at the time of purchase) common stocks. The Funds’ registration statement was declared effective on June 13, 2002, and operations began on that date.

Note 2. Significant Accounting Policies

The following is a summary of accounting policies followed by the Funds in the preparation of their financial statements.

Federal Income Taxes: Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years 2010 – 2013, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended May 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America(“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Security Valuation: Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange are valued at the last quoted sales price, and generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment. If there are no sales reported, the Funds’ portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS (Continued) May 31, 2014

maturities of 60 days or less are valued at amortized cost, and generally classified as a Level 2 investment. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common Stocks, Exchange-Traded Funds, and Mutual Funds are generally categorized as Level 1.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Funds did not hold any Level 2 or Level 3 securities during the year ended May 31, 2014. There were no transfers into and out of any level during the current year. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Value Fund
	Level 1 - Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$31,326,018	$—	$—	$31,326,018
Exchange-Traded Funds	363,900	—	—	363,900
Short-Term Investments	5,190,810	—	—	5,190,810
Total	$36,880,728	$—	$—	$36,880,728

Small Cap Value Fund
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$57,409,592	$—	$—	$57,409,592
Mutual Funds	754,915	—	—	754,915
Short-Term Investments	15,996,772	—	—	15,996,772
Total	$74,161,279	$—	$—	$74,161,279

*	All sub-categories within common stocks represent Level 1 investments. See Schedules of Investments for industry categories.

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS (Continued) May 31, 2014

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Funds retain Bragg Financial Advisors, Inc. (the “Advisor”) as their investment advisor. Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Funds. For its services as Advisor, the Value Fund and Small Cap Value Fund pay a fee, computed daily and payable monthly at the annual rate of 0.95% and 1.24% of each Fund’s first $250,000,000 of average daily net assets, 0.85% and 1.24% of each Fund’s next $250,000,000 of average daily net assets, and 0.80% and 1.15% of each Fund’s average daily net assets over $500,000,000, respectively. For the year ended May 31, 2014, the Advisor earned $334,313 and $899,428 from the Value Fund and Small Cap Value Fund, respectively. From these fees and its own resources the Advisor agreed to pay other operating expenses of the Funds including transfer agent fees, fund accountant fees, administrator fees, registration fees, custodial fees, and other ordinary expenses of the Funds. However, the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Funds. The amount due to the Advisor at May 31, 2014, from the Value Fund and Small Cap Value Fund was $29,601 and $76,622, respectively.

Certain employees and officers of the Advisor are also “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non- interested” Trustee is entitled to receive an annual fee of $7,500 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Funds’ shares. Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on executions of purchases and sales of the Funds’ portfolio investments during the year ended May 31, 2014.

Note 4. Investment Transactions

For the year ended May 31, 2014, the cost of purchases and the proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $5,387,076, respectively, for the Value Fund, and $258,721 and $10,889,756, respectively, for the Small Cap Value Fund.

Note 5. Federal Income Taxes

At May 31, 2014, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

	Value Fund	Small Cap Value Fund
Cost of investments	$24,737,793	$51,162,624
Gross unrealized appreciation	$12,468,984	$23,492,223
Gross unrealized depreciation	(326,049)	(493,568)
Net unrealized appreciation on investments	$12,142,935	$22,998,655

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS (Continued) May 31, 2014

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended May 31, 2014, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:

	Increase (Decrease)
	Paid in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Queens Road Value Fund	$—	$(2,976)	$2,976
Queens Road Small Cap Value Fund	(468,277)	394,617	73,660

As of May 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Value Fund	Small Cap Value Fund
Undistributed ordinary income	$178,684	$—
Undistributed long-term capital gains	1,090,096	947,342
Tax accumulated earnings	1,268,780	947,342
Accumulated capital and other losses	—	(166,252)
Net unrealized appreciation	12,142,935	22,998,655
Total accumulated earnings	$13,411,715	$23,779,745

The Queens Road Value and Queens Road Small Cap Value Funds utilized $1,417,302 and $201,635, respectively, of their capital loss carryforwards during the year ended May 31, 2014.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Post-October capital losses and late-year ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. As of May 31, 2014, the Funds had the following post-October capital-losses and late-year ordinary losses:

	Value Fund	Small Cap Value Fund
Post-October capital losses	$—	$—
Late-year ordinary losses	—	166,252

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS (Continued) May 31, 2014

The tax character of distributions paid during the fiscal years ended, May 31, 2014 and May 31, 2013 were as follows:

	Value Fund		Small Cap Value Fund
Distributions Paid from:	2014	2013	2014	2013
Ordinary Income	$348,702	$429,138	$—	$1,153,043
Return of Capital	—	—	—	4,118
Net Long Term Capital Gains	—	—	2,343,495	—
Total Taxable Distributions Paid	$348,702	$429,138	$2,343,495	$1,157,161

Note 6. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940. As of May 31, 2014, Pershing, LLC., for the benefit of its customers, owned 98.27% and 61.11% of the Value Fund and Small Cap Value Fund, respectively.

QUEENS ROAD FUNDS REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Bragg Capital Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bragg Capital Trust comprising Queens Road Value Fund and Queens Road Small Cap Value Fund (the “Funds”) as of May 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Bragg Capital Trust as of May 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
July 30, 2014

QUEENS ROAD FUNDS EXPENSE ILLUSTRATION May 31, 2014 (Unaudited)

ABOUT YOUR FUND’S EXPENSES

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2013 through May 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During the Period* December 1, 2013 to May 31,2014
Value Fund
Actual	$1,000.00	$1,050.90	$4.86
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,020.26	$4.78
Small Cap Fund
Actual	$1,000.00	$1,007.20	$6.21
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,018.82	$6.24

*
Expenses are equal to the Funds’ annualized expense ratio of 0.95 and 1.24%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

QUEENS ROAD FUNDS ADDITIONAL INFORMATION May 31, 2014 (Unaudited)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Portfolio Holdings - The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Funds’ first Form N-Q was filed with the SEC on October 8, 2004. The Funds’ Form N-Qs are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-595-3088.

Qualified Dividend Income and Dividend Received Deduction Designations - Pursuant to IRC 852(b)(3) of the Internal Revenue Code, the Queens Road Small Cap Value Fund hereby designates $2,343,495 as long-term capital gains distributed during the year ended, May 31, 2014.

For the year ended May 31, 2014, 100.00% of the dividends paid from net investment income, including short-term capital gains (if any), is designated as qualified dividend income for the Queens Road Value Fund.

For the year ended May 31, 2014, 100.00% of the dividends paid from net investment income, including short-term capital gains (if any), qualifies for the dividends received deduction available to corporate shareholders for the Queens Road Value Fund.

QUEENS ROAD FUNDS TRUSTEE INFORMATION May 31, 2014 (Unaudited)

Information about Trustees who are “interested persons” of the Trust as defined under the 1940 Act, and each Trustees of the Trust, including their principal occupations during the past five years, is as follows:

Interested Trustees
Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steven H. Scruggs, 45	Trustee, President Secretary	Unlimited; 11 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000-present)	Two	None
Benton S. Bragg, 46	Trustee, Chairman Treasurer	Unlimited; 11 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Funds’ Advisor, Bragg Financial Advisors, Inc. and their affiliation as registered principals with the Funds’ underwriter, Queens Road Securities, LLC. Benton S. Bragg and Steven H. Scruggs are brothers-in-law.

The Funds’ Statement of Additional Information includes additional information about the trustees and is available, without charge and upon request, by calling 1-800-595-3088.

QUEENS ROAD FUNDS TRUSTEE INFORMATION (Continued) May 31, 2014 (Unaudited)

Information about Trustees who are not “interested persons” of the Trust as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Independent Trustees
Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Philip C. Blount III, 60 1,2	Trustee	Unlimited; 11 years	Icons, Inc., President (2001-present) Marketing Merchandise	Two	None
Christopher B. Brady, 44 1,2	Trustee	Unlimited; 11 years	Brady Distributing, Vice President (1995-2009, 2012-present) Machinery Distribution; Resort Capital Partners, Vice President (2009-2012) Hospitality Financial Advisory	Two	None
Harold J. Smith, 49 1,2	Trustee	Unlimited; 11 years	Raftelis Financial, Vice President (1996-present) Public Finance Consulting	Two	None
Timothy J. Ignasher, 53 1	Trustee	Unlimited; 11 years	Citizens South Bank, Exec Vice President (2008-present); Colony Signature Bank, Exec. Vice President (2007-2008)	Two	None

The Funds’ Statement of Additional Information includes additional information about the trustees and is available, without charge and upon request, by calling 1-800-595-3088.

(1)
Member of the Audit Committee of the Board of Trustees, which makes recommendations regarding the selection of the Funds’ independent public accountant and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2)	Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for the election as Trustees.

QUEENS ROAD FUNDS

Notes

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QUEENS ROAD FUNDS

Board of Trustees
Benton S. Bragg
Steven H. Scruggs
Philip C. Blount, III
Timothy J. Ignasher
Christopher B. Brady
Harold J. Smith

Investment Adviser
Bragg Financial Advisors, Inc.
1031 Caldwell Street, Suite 200
Charlotte, NC 28203

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent
UMB Fund Services
235 West Galena Street
Milwaukee, WI 53212

Custodian
US Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Shares of Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, LLC, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds. The Funds are not bank deposits, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as “believes”, “expects”, “anticipates” and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Funds’ filings with the Securities and Exchange Commission. The Funds undertake no obligation to update any forward looking statement.

Item 2.	Code of Ethics.

(a)
The Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  Code of Ethics for the Principal Executive and Principal Financial officer is incorporated by reference to the Registrant’s Form N-CSR filed on August 6, 2012. (SEC Accession No. 0001398344-12-002461)

(b)
During the period covered by the report, with respect to the Registrant’s Code that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

(a)
The board did not identify a member of the audit committee that had all of the required technical attributes to qualify as an “audit committee financial expert.”   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

FY 2013	$21,500
FY 2014	$21,500

(b) Audit-Related Fees
Registrant
FY 2013	$0
FY 2014	$0
Nature of the fees:	Not applicable.

(c) Tax Fees
Registrant
FY 2013	$5,000
FY 2014	$5,000
Nature of the fees:	1120-RIC & Excise Tax Return

(d) All Other Fees
Registrant
FY 2013	$1,100
FY 2014	$1,100
Nature of the fees:	Out of pocket expenses and consents

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures
The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) Percentages of Services Approved by the Audit Committee

Registrant
Audit-Related Fees	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)        None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant
FY 2013	$0
FY 2014	$0

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act.  Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Code of Ethics for the Principal Executive and Principal Financial officer is incorporated by reference to the Registrant’s Form N-CSR filed on August 6, 2012. (SEC Accession No. 0001398344-12-002461)

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
Filed herewith.

(a) (3)	Not applicable to open-end management investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
August 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
(Principal Executive Officer)
August 4, 2014

/s/ Benton S. Bragg
By: Benton S. Bragg
Treasurer
(Principal Financial Officer)
August 4, 2014